Business Acquisition (Tables)	9 Months Ended	12 Months Ended
	Oct. 05, 2013	Dec. 29, 2012
Allocation of the Purchase Price to the Assets Acquired and Liabilities Assumed

The following table summarizes the final allocation of the purchase price to the assets acquired and liabilities assumed as of the transaction date (dollars in thousands):

Assets acquired:
Accounts receivable	$33
Inventory	7,265
Prepaid expenses	325
Property and equipment	7,898
Goodwill	12,769
Favorable lease rights	2,197
Tradenames	1,000

Total assets acquired	31,487
Liabilities assumed:
Accrued expenses and other current liabilities	803
Unfavorable lease rights	2,172
Capital lease obligation	872

Total liabilities assumed	3,847

Acquisition price	$27,640

The following table summarizes the final allocation of the purchase price to the assets acquired and liabilities assumed as of the transaction date (dollars in thousands):

	Initial Estimate	Adjustments	Final Allocation
Assets acquired:
Accounts receivable	$28	$5	$33
Inventory	7,358	(93)	7,265
Prepaid expenses	325	—	325
Property and equipment	7,235	663	7,898
Goodwill	12,947	(178)	12,769
Favorable lease rights	2,385	(188)	2,197
Tradenames	1,000	—	1,000

Total assets acquired	31,278	209	31,487
Liabilities assumed:
Accrued expenses and other current liabilities	803	—	803
Unfavorable lease rights	2,244	(72)	2,172
Capital lease obligation	872	—	872

Total liabilities assumed	3,919	(72)	3,847

Acquisition price	$27,359	$281	$27,640

Unaudited Pro Forma Financial Information

The following table summarizes the Company’s unaudited pro forma operating results for the 12 and 40-week periods ended October 6, 2012, giving effect to the GU Acquisition as if it occurred on January 1, 2012 (dollars in thousands):

	12-week period ended	40-week period ended
	October 6, 2012	October 6, 2012
Net sales	$564,411	$1,881,156
Operating income	21,345	65,018
Net income	7,600	18,530

The following table summarizes the Company’s unaudited pro forma operating results for Fiscal 2012 and Fiscal 2011, giving effect to the GU Acquisition as if it occurred on January 1, 2011 (dollars in thousands):

	Fiscal 2012	Fiscal 2011
Net sales	$2,441,323	$2,453,012
Operating income	73,814	70,859
Net (loss) income	(17,692)	7,866